Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)

Common Stocks 98.0%
Communication Services 0.8%
Diversified Telecommunication Services 0.3%
Bandwidth, Inc. “A”*	1,484	188,082
Entertainment 0.5%
Take-Two Interactive Software, Inc.*	2,174	384,146
Consumer Discretionary 14.1%
Auto Components 1.0%
Gentherm, Inc.*	7,364	545,746
Tenneco, Inc. “A”*	18,953	203,176
		748,922
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions, Inc.*	5,598	959,777
Terminix Global Holdings, Inc.*	6,718	320,247
		1,280,024
Hotels, Restaurants & Leisure 2.1%
Hilton Grand Vacations, Inc.*	12,491	468,287
Jack in the Box, Inc.	7,892	866,384
Penn National Gaming, Inc.*	2,400	251,616
		1,586,287
Household Durables 4.2%
Helen of Troy Ltd.*	2,963	624,186
iRobot Corp.*	6,273	766,435
LGI Homes, Inc.*	3,489	520,943
TopBuild Corp.*	5,977	1,251,763
		3,163,327
Internet & Direct Marketing Retail 0.3%
Grubhub, Inc.*	3,663	219,780
Leisure Products 1.6%
YETI Holdings, Inc.*	16,312	1,177,890
Specialty Retail 3.2%
Burlington Stores, Inc.*	3,129	934,945
Camping World Holdings, Inc. “A”	24,907	906,117
Leslie's, Inc.*	2,799	68,547
The Children's Place, Inc.* (a)	6,488	452,214
Vroom, Inc.*	999	38,951
		2,400,774
Consumer Staples 2.1%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	4,371	944,966

Household Products 0.8%
Spectrum Brands Holdings, Inc.	6,982	593,470
Energy 0.2%
Oil, Gas & Consumable Fuels
Contango Oil & Gas Co.*	39,242	153,044
Financials 5.2%
Banks 2.4%
Pinnacle Financial Partners, Inc.	5,944	526,995
South State Corp.	4,704	369,311
SVB Financial Group*	742	366,296
Synovus Financial Corp.	11,493	525,805
		1,788,407
Capital Markets 1.4%
Lazard Ltd. “A”	13,717	596,826
Moelis & Co. “A”	9,136	501,384
		1,098,210
Consumer Finance 0.4%
Green Dot Corp. “A”*	6,162	282,158
Diversified Financial Services 0.4%
Hudson Executive Investment Corp. “A”*	29,909	296,697
Insurance 0.6%
eHealth, Inc.*	6,102	443,799
Health Care 27.1%
Biotechnology 13.1%
Acceleron Pharma, Inc.*	3,311	449,005
Amicus Therapeutics, Inc.*	17,294	170,865
Apellis Pharmaceuticals, Inc.*	9,281	398,248
Arena Pharmaceuticals, Inc.*	7,158	496,694
Biohaven Pharmaceutical Holding Co., Ltd.*	7,887	539,076
Blueprint Medicines Corp.*	4,684	455,425
ChemoCentryx, Inc.*	5,580	285,919
Deciphera Pharmaceuticals, Inc.*	4,133	185,324
Emergent BioSolutions, Inc.*	10,674	991,721
Fate Therapeutics, Inc.*	4,337	357,586
Global Blood Therapeutics, Inc.*	4,524	184,353
Heron Therapeutics, Inc.*	22,719	368,275
Insmed, Inc.*	6,610	225,137
Intellia Therapeutics, Inc.*	1,898	152,324
Invitae Corp.*	5,038	192,502
Iovance Biotherapeutics, Inc.*	4,154	131,516
iTeos Therapeutics, Inc.*	5,136	175,548
Kiniksa Pharmaceuticals Ltd. “A”*	8,769	162,314
Ligand Pharmaceuticals, Inc.*	2,672	407,346
Mirati Therapeutics, Inc.*	2,178	373,091
Natera, Inc.*	4,935	501,100
Neurocrine Biosciences, Inc.*	7,085	689,016
Novavax, Inc.*	780	141,422
TG Therapeutics, Inc.*	4,142	199,644
Translate Bio, Inc.*	9,407	155,121
Travere Therapeutics, Inc.*	23,478	586,246

Turning Point Therapeutics, Inc.*	2,679	253,407
Ultragenyx Pharmaceutical, Inc.*	3,057	348,070
Veracyte, Inc.*	4,425	237,844
		9,814,139
Health Care Equipment & Supplies 4.2%
Axonics Modulation Technologies, Inc.*	4,000	239,560
BioLife Solutions, Inc.*	5,022	180,792
Globus Medical, Inc. “A”*	4,024	248,160
Haemonetics Corp.*	1,353	150,196
iRhythm Technologies, Inc.*	3,258	452,406
Masimo Corp.*	3,540	812,996
Natus Medical, Inc.*	9,520	243,807
Nevro Corp.*	1,428	199,206
Outset Medical, Inc.*	736	40,031
Quidel Corp.*	1,635	209,166
Tandem Diabetes Care, Inc.*	4,219	372,327
		3,148,647
Health Care Providers & Services 7.6%
AMN Healthcare Services, Inc.*	13,141	968,492
Clover Health Investments Corp.* (a)	15,307	115,721
HealthEquity, Inc.*	1,929	131,172
ModivCare, Inc.*	11,493	1,702,343
Molina Healthcare, Inc.*	4,119	962,857
Option Care Health, Inc.*	27,764	492,533
RadNet, Inc.*	55,477	1,206,625
Tivity Health, Inc.*	4,464	99,637
		5,679,380
Life Sciences Tools & Services 0.2%
Avantor, Inc.*	4,849	140,282
Pharmaceuticals 2.0%
Aclaris Therapeutics, Inc.*	7,170	180,684
ANI Pharmaceuticals, Inc.*	8,521	307,949
Avadel Pharmaceuticals PLC (ADR)* (a)	18,916	171,001
Pacira BioSciences, Inc.*	11,807	827,552
		1,487,186
Industrials 14.1%
Aerospace & Defense 0.9%
HEICO Corp.	5,006	629,755
Building Products 4.1%
Advanced Drainage Systems, Inc.	3,825	395,467
Allegion PLC	7,499	942,024
AZEK Co., Inc.*	2,261	95,075
Builders FirstSource, Inc.*	18,923	877,460
Masonite International Corp.*	6,705	772,684
		3,082,710
Commercial Services & Supplies 1.8%
MSA Safety, Inc.	3,127	469,113
The Brink's Co.	11,036	874,382
		1,343,495
Construction & Engineering 0.8%
MasTec, Inc.*	6,416	601,179

Electrical Equipment 1.9%
Generac Holdings, Inc.*	1,478	483,971
Plug Power, Inc.*	11,183	400,799
Thermon Group Holdings, Inc.*	26,199	510,618
		1,395,388
Machinery 0.7%
IDEX Corp.	2,502	523,719
Professional Services 1.5%
Kforce, Inc.	21,425	1,148,380
Trading Companies & Distributors 2.4%
H&E Equipment Services, Inc.	16,406	623,428
Rush Enterprises, Inc. “A”	16,590	826,680
Titan Machinery, Inc.*	14,363	366,256
		1,816,364
Information Technology 27.5%
Communications Equipment 1.3%
Calix, Inc.*	8,844	306,533
Lumentum Holdings, Inc.*	7,080	646,758
		953,291
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	7,873	653,380
IPG Photonics Corp.*	1,883	397,200
		1,050,580
IT Services 3.8%
Broadridge Financial Solutions, Inc.	6,371	975,400
MAXIMUS, Inc.	8,556	761,827
WEX, Inc.*	2,932	613,433
WNS Holdings Ltd. (ADR)*	6,641	481,074
		2,831,734
Semiconductors & Semiconductor Equipment 5.9%
Advanced Energy Industries, Inc.	12,629	1,378,708
Advanced Micro Devices, Inc.*	4,550	357,175
CMC Materials, Inc.	3,131	553,530
Entegris, Inc.	8,229	920,002
Monolithic Power Systems, Inc.	2,143	756,929
Semtech Corp.*	6,552	452,088
		4,418,432
Software 15.1%
Aspen Technology, Inc.*	9,339	1,347,898
Cornerstone OnDemand, Inc.*	11,656	507,968
DocuSign, Inc.*	2,091	423,323
Envestnet, Inc.*	9,852	711,610
Five9, Inc.*	14,978	2,341,511
LivePerson, Inc.*	7,263	383,050
Proofpoint, Inc.*	7,005	881,159
QAD, Inc. “A”	12,528	834,114
Tyler Technologies, Inc.*	4,558	1,935,008
Varonis Systems, Inc.* (a)	38,211	1,961,753
		11,327,394

Materials 4.0%
Construction Materials 1.2%
Eagle Materials, Inc.	6,501	873,799
Containers & Packaging 0.6%
Berry Global Group, Inc.*	7,728	474,499
Metals & Mining 2.2%
Cleveland-Cliffs, Inc.	67,277	1,352,941
First Quantum Minerals Ltd.	17,207	327,928
		1,680,869
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITs)
Americold Realty Trust	10,299	396,202
EastGroup Properties, Inc.	2,708	388,002
Essential Properties Realty Trust, Inc.	21,678	494,909
Four Corners Property Trust, Inc.	13,954	382,340
QTS Realty Trust, Inc. “A” (a)	7,598	471,380
		2,132,833
Total Common Stocks (Cost $39,198,470)		73,304,038

Exchange-Traded Funds 0.5%
SPDR S&P Biotech ETF (a) (Cost $247,239)	2,719	368,832

Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $3,101,263)	3,101,263	3,101,263

Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (b) (Cost $1,230,025)	1,230,025	1,230,025

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $43,776,997)	104.3	78,004,158
Other Assets and Liabilities, Net	(4.3)	(3,184,539)
Net Assets	100.0	74,819,619
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 4.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
5,457,727	—	2,356,464 (d)	—	—	3,761	—	3,101,263	3,101,263
Cash Equivalents 1.6%
DWS Central Cash Management Government Fund, 0.04% (b)
1,738,142	2,575,951	3,084,068	—	—	148	—	1,230,025	1,230,025
7,195,869	2,575,951	5,440,532	—	—	3,909	—	4,331,288	4,331,288

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $3,142,048, which is 4.2% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$73,304,038	$—	$—	$73,304,038
Exchange-Traded Funds	368,832	—	—	368,832
Short-Term Investments (a)	4,331,288	—	—	4,331,288
Total	$78,004,158	$—	$—	$78,004,158
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2SMCG-PH1
R-080548-1 (1/23)